Northern Lights Fund Trust III

HCM Defender 100 Index ETF

HCM Defender 500 Index ETF

Incorporated herein by reference is the definitive version of the Prospectus for the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 9, 2019, (SEC Accession 0001580642-19-004656).